UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22624

Northern Lights ETF Trust

(Exact name of registrant as specified in charter)

17605 Wright Street   Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 1/31/13

Item 1.  Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Annual Report

January 31, 2013

1-877-277-6933

1-877-ARROW-FD
www.ArrowShares.com

Dear Shareholder:

We are pleased to present this annual report for the Arrow Dow Jones Global Yield ETF (“GYLD”) for the period ended January 31, 2013.

The Arrow Dow Jones Global Yield ETF, NYSE Arca ticker GYLD (the “Fund”), seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Global Composite Yield Index.

The Dow Jones Global Composite Yield Index (the “composite index”) sources its yield from equally weighted exposure to five sub-indexes. With 30 holdings in each of the five sub-indexes, the composite index is comprised of 150 total holdings. Three of the sub-indexes are equity-based Dow Jones Global Yield Indexes. The equity baskets provide global exposure to corporate stocks, real estate and alternative assets through energy-related preferred stocks, Master Limited Partnerships and Royalty Trusts. The other two sub-indexes are comprised of Credit Suisse global corporate and sovereign (i.e., government) fixed-income indexes. The global nature of the composite index provides potential multi-asset class exposure to both U.S and international securities with an emphasis on yield.

The Fund’s portfolio is managed to closely replicate the holdings of the benchmark composite index. From time to time, the Fund may not exactly replicate the composite index due to market factors such as the availability of the holdings, currency denomination amounts and other market factors. As of January 31, 2013, the Fund held 146 of the 150 composite index constituents. Variance in holdings, time and cost of trade execution, management fees and other market factors may lead to portfolio tracking discrepancies from the benchmark. Since the Fund’s inception, using weekly data, the Fund has tracked the composite index’s performance with 98.3% correlation.

Performance

All fund performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but generally do not include fees. Individual performance will vary due to a number of factors, including, but not limited to: trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

GYLD began operations on May 2, 2012 and started trading on the NYSE Arca on May 8, 2012. Since the initial trade date on May 8th through January 31, 2013, the Fund was up 14.05% while the Dow Jones Global Composite Yield Index was up 14.50%. In general, global markets have performed well during the reporting period. For broad market comparisons, the U.S. stock market environment was favorable, with the S&P 500 Index returning 11.7%. The domestic bond market ended somewhat uneventfully, with the Barclay Aggregate Bond Index up 1.7% during the reporting period. Internationally, the story was similar to the MSCI EAFE equity index, which was up 13.6%, and to the Barclays Global Aggregate (ex/US country) Bond Index, which gained 0.9%.

From May 8, 2012 through January 31, 2013, all five of the sub-index baskets contributed to the Fund’s positive net return. The Global Sovereign Bond exposure contributed most significantly to the Fund’s return, followed by Global Real Estate, Global Equity and Global Alternatives. Although also positive, the Global Corporate Bond portion contributed the least to the Fund’s return. Positions that contributed most significantly to the Fund’s return included: Shenzhen Investments (Hong Kong), Global Partners (U.S.) and KGHM Polska Miedz (Poland), which were all held at the end of the reporting period. Positions that detracted from (or contributed the least) to the Fund’s return included: Oxford Resource Partners (U.S.), Billabong International (Australia) and Koninklijke KPN (Netherlands)—the first two were no longer held at the end of the reporting period.

The Fund generally pays distributions monthly, or as needed if special distributions are required. As of January 31, 2013 the Fund’s 30-day SEC yield was 5.87%. The 12-month distribution yield was not available at the time of the reporting period, as the Fund has not had a full year of operations.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.arrowshares.com. We are grateful for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

February 2013

0545-NLD-3/1/2013

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the period ended January 31, 2013, as compared to its benchmark:

Since Inception** -
January 31, 2013
Arrow Dow Jones Global Yield ETF - NAV	14.05%
Arrow Dow Jones Global Yield ETF - Market Price	12.58%
Dow Jones Global Composite Yield Index	14.50%

* The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading shares of the Fund (5/2/2012), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

** Inception date is May 8, 2012
The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Financial	24.3%
Energy	20.2%
Government	19.2%
Communications	11.7%
Industrial	4.8%
Consumer, Cyclical	4.7%
Basic Materials	4.7%
Consumer, Non-cyclical	3.9%
Utilities	3.0%
Other, Cash & Cash Equivalents	3.5%
100.0%

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS
	January 31, 2013
Shares		Value
	COMMON STOCKS - 59.8%
	AUTO MANUFACTURERS - 0.6%
18,676	Ford Otomotiv Sanayi A.S.	$ 212,372

	BANKS - 1.3%
26,716	Banco Santander SA	224,044
8,299	National Australia Bank Ltd.	236,802
		460,846
	CHEMICALS - 1.4%
8,639	CVR Partners LP	234,462
1,012	Terra Nitrogen Co. LP	247,687
		482,149
	COAL - 1.4%
11,961	Natural Resource Partners LP	272,352
45,000	Indo Tambangraya Megah Tbk	191,426
		463,778
	COMMERCIAL SERVICES - 1.4%
24,728	RR Donnelley & Sons Co.	227,498
10,100	Stonemor Partners LP	255,732
		483,230
	DISTRIBUTION & WHOLESALE - 0.8%
8,368	Global Partners LP	279,575

	ELECTRIC - 1.8%
10,238	CPFL Energia SA - ADR	212,029
62,700	Energias de Portugal SA	202,104
5,152	RWE AG	193,722
		607,855
	ENGINEERING & CONSTRUCTION - 1.2%
7,261	Bouygues SA	206,060
62,849	Sydney Airport	207,778
		413,838
	INSURANCE - 0.7%
27,171	Catlin Group Ltd.	225,034

	INVESTMENT COMPANIES - 0.7%
12,139	Chesapeake Granite Washington Trust	228,213

	MINING - 0.7%
3,647	KGHM Polska Miedz S.A.	222,490

	OFFICE & BUSINESS EQUIPMENT - 0.6%
3,640	Neopost SA	207,489

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2013
Shares		Value
	OIL & GAS - 8.3%
11,941	BreitBurn Energy Partners LP	$ 253,269
6,995	Calumet Specialty Products Partners LP	221,741
9,233	Legacy Reserves LP	232,210
12,592	LRR Energy LLC	219,227
11,313	Mid-Con Energy Partners LP	253,524
8,055	Northern Tier Energy LP	202,986
13,384	QR Energy LP	246,533
12,933	SandRidge Mississippian Trust I	252,193
12,397	SandRidge Permian Trust	239,262
5,647	Suburban Propane Partners LP	238,021
30,150	Surgutneftega SP ADR Preferred	233,964
14,108	Whiting USA Trust II	244,068
		2,836,998
	OIL & GAS SERVICES - 1.4%
10,898	Exterran Partners LP	255,885
11,648	PAA Natural Gas Storage LP	232,261
		488,146
	PIPELINES - 3.5%
10,206	Cheniere Energy Partners LP	236,269
5,032	Energy Transfer Partners LP	236,454
4,879	NuStar Energy LP	249,317
8,270	PVR Partners LP	221,057
5,528	TC Pipelines LP	239,362
		1,182,459
	REAL ESTATE - 4.5%
290,100	Argosy Property Ltd.	225,408
173,700	Capital Property Fund	204,396
224,502	Fountainhead Property Trust	213,450
39,826	Kungsleden AB	245,975
521,554	SA Corporate Real Estate Fund Nominees Pty Ltd.	218,187
463,064	Shenzhen Investment Ltd.	213,154
66,766	Sycom Property Fund	203,507
		1,524,077
	REITS - 16.0%
98,436	Abacus Property Group	220,717
13,779	Artis Real Estate Investment Trust	220,249
96,931	BWP Trust	236,549
395,000	Cambridge Industrial Trust	226,590
109,192	CFS Retail Property Trust Group	227,753
56,842	Charter Hall Retail REIT	226,452
13,285	CommonWealth REIT	218,405
4,748	Corio NV	230,469
2,562	Fonciere Des Regions	216,313
209,000	Frasers Commercial Trust	225,430
258,040	Goodman Property Trust	222,172

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2013
Shares		Value
	REITS - 16.0% (Continued)
9,444	Hospitality Properties Trust	$ 238,178
25,300	Inland Real Estate Corp.	229,724
71,045	Investa Office Fund	224,501
63	Kenedix Realty Investment Corp.	246,795
233,645	Kiwi Income Property Trust	224,720
234,000	Mapletree Logistics Trust	221,201
730,360	Prosperity REIT	235,430
9,109	Senior Housing Properties Trust	219,436
343,000	Starhill Global REIT	234,172
5,447	Sun Communities, Inc.	233,949
162,000	Suntec Real Estate Investment Trust	221,855
4,972	Vastned Retail NV	224,371
3,377	Wereldhave NV	232,738
		5,458,169
	RETAIL - 1.4%
86,572	David Jones Ltd.	225,715
12,797	Ferrellgas Partners LP	247,238
		472,953
	TELECOMMUNICATIONS - 9.8%
8,000	Bell Aliant Inc.	208,107
368,398	Cable & Wireless Communications PLC	238,776
5,433	CenturyLink, Inc.	219,765
18,677	Deutsche Telekom AG	229,505
19,145	France Telecom SA	217,275
41,805	Koninklijke KPN NV	235,235
127,617	Magyar Telekom Telecommunications PLC	240,898
11,947	Mobile Telesystems SP ADR	234,878
7,987	Mobistar SA	219,401
117,091	Telecom Corp. of New Zealand Ltd.	238,514
12,520	Telefonica Czech Republic AS	216,108
52,236	Telekomunikacja Polska SA	202,439
48,808	Telstra Corp., Ltd.	234,149
9,680	Vivendi SA	207,444
19,272	VTech Holdings Ltd.	222,027
		3,364,521
	TRANSPORTATION - 2.3%
33,765	Capital Product Partners LP	278,224
7,047	Martin Midstream Partners LP	245,377
17,133	Navios Maritime Partners LP	253,911
		777,512

	TOTAL COMMON STOCKS (Cost $19,247,600)	20,391,704

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2013
Principal ($)		Value
	BONDS & NOTES - 38.0%
	AUTO PARTS & EQUIPMENT - 0.6%
$ 196,000	Goodyear Tire & Rubber Co., 7.00%, due 5/15/2022	$ 210,210

	BANKS - 0.6%
204,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	210,059

	BUILDING MATERIALS - 0.7%
204,000	Griffon Corp., 7.125%, due 4/1/2018	220,830

	COAL - 1.3%
206,000	CONSOL Energy, Inc., 8.25%, due 4/1/2020	222,995
202,000	Peabody Energy Corp., 6.25%, due 11/15/2021	211,090
		434,085
	COMMERCIAL SERVICES - 1.9%
210,000	Iron Mountain, Inc., 5.75%, due 8/15/2024	211,838
205,000	Lender Processing Services, Inc., 5.75%, due 4/15/2023	217,300
214,000	RR Donnelley & Sons Co., 7.25%, due 5/15/2018	210,790
		639,928
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
201,000	Ichan Enterprises LP, 7.75%, due 1/15/2016	208,789

	ELECTRIC - 1.3%
200,000	DPL, Inc., 7.25%, due 10/15/2021	215,500
192,000	NRG Energy Inc., 7.875%, due 5/15/2021	215,040
		430,540
	IRON & STEEL - 1.9%
213,000	ArcelorMittal, 6.00%, due 3/1/2021	223,892
204,000	Commercial Metals Co., 7.35%, due 8/15/2018	224,910
204,000	United States Steel Corp., 7.375%, due 4/1/2020	216,750
		665,552
	MINING - 0.6%
188,000	Vulcan Materials Co., 7.50%, due 6/15/2021	218,080

	MISCELLANEOUS MANUFACTURERS - 0.6%
203,000	Polymer Group Inc., 7.75%, due 2/1/2019	220,763

	OIL & GAS - 3.2%
198,000	Chesapeake Energy Corp., 6.625%, due 8/15/2020	217,305
234,940	Petroleos De Venezuela S.A., 4.90%, due 10/28/2014	224,368
237,015	Petroleos De Venezuela S.A., 5.00%, due 10/28/2015	216,276
202,000	Precision Drilling Corp., 6.625%, due 11/15/2020	215,635
196,000	WPX Energy, Inc., 6.00%, due 1/15/2022	210,700
		1,084,284
	PHARMACEUTICALS - 0.6%
196,000	Endo Health Solutions, Inc., 7.00%, due 7/15/2019	213,640

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2013
Principal ($)		Value
	PIPELINES - 1.2%
$ 213,000	Access Midstream Partners LP, 4.875%, due 5/15/2023	$ 211,935
186,000	Energy Transfer Equity LP, 7.50%, due10/15/2020	214,365
		426,300
	RETAIL - 1.2%
253,000	Best Buy Co., Inc., 5.50%, due 3/15/2021	237,820
171,000	Suburban Propane Partners LP, 7.375%, due 8/1/2021	186,390
		424,210
	SEMICONDUCTORS - 0.6%
256,000	Advanced Micro Devices, Inc., 7.750% due 8/1/2020	218,240

	SOVEREIGN - 19.2%
154,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	186,109
147,000	Colombia Government International Bond, 6.125%, due 1/18/2041	188,160
201,000	Hungary Government International Bond, 7.625%, due 3/29/2041	234,668
208,000	Hungary Government International Bond, 6.375%, due 3/29/2021	226,720
226,000	Hungary Government International Bond, 4.75%, due 2/3/2015	231,650
157,000	Irish Government Bond, 5.50%, due 10/18/2017	235,273
173,000	Irish Government Bond, 5.40%, due 3/13/2025	246,765
171,000	Irish Government Bond, 5.00%, due 10/18/2020	245,435
162,000	Italy Buoni Poliennali Del Tres, 5.50%, due 9/1/2022	241,950
177,000	Italy Buoni Poliennali Del Tres, 4.50%, due 3/1/2026	241,531
174,000	Italy Buoni Poliennali Del Tres, 4.00%, due 9/1/2020	240,711
206,000	Mexican Government International Bond, 4.75%, due 3/8/2044	216,609
163,000	Panama Government International Bond, 6.70%, due 1/26/2036	218,828
167,000	Portugal Obrigacoes Do Tesouro OT, 6.40%, due 2/15/2016	238,271
197,000	Portugal Obrigacoes Do Tesouro OT, 4.80%, due 6/15/2020	247,788
183,000	Portugal Obrigacoes Do Tesouro OT, 4.35%, due 10/16/2017	240,941
265,000	Portugal Obrigacoes Do Tesouro OT, 4.10%, due 4/15/2037	258,522
149,000	South Africa Government International Bond, 6.25%, due 3/08/2041	182,232
277,000	South Africa Government International Bond, 4.665%, due 1/17/2024	298,468
172,000	Spain Government Bond, 5.90%, due 7/30/2026	242,155
168,000	Spain Government Bond, 5.85%, due 1/31/2022	241,489
172,000	Spain Government Bond, 4.25%, due 10/31/2016	239,881
172,000	Spain Government Bond, 4.00%, due 7/30/2015	240,090
183,000	Spain Government Bond, 4.00%, due 4/30/2020	241,189
136,000	United Kingdom Gilt, 3.25%, due 1/22/2044	208,740
199,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	236,810
226,000	Venezuela Government International Bond, 8.50%, due 10/8/2014	231,650
264,000	Venezuela Government International Bond, 7.65%, due 4/21/2025	240,240
		6,542,875
	TELECOMMUNICATIONS - 1.9%
202,000	CenturyLink, Inc., 5.80%, due 3/15/2022	211,366
187,000	Frontier Communications Corp., 8.50%, due 4/15/2020	215,985
228,000	Nokia Corp., 5.375%, due 5/15/2019	218,060
		645,411
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2013

	TOTAL BONDS & NOTES (Cost $12,421,148)	$ 13,013,796

	TOTAL INVESTMENTS - 97.8% (Cost $31,668,748)(a)	33,405,500
	OTHER ASSETS LESS LIABILITIES - 2.2%	752,892
	NET ASSETS - 100.0%	$ 34,158,392

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $31,841,455 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,962,382
	Unrealized Depreciation:	(398,337)
	Net Unrealized Appreciation:	$ 1,564,045
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT- Real Estate Investment Trust

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2013

ASSETS
Investment securities:
At cost	$ 31,668,748
At value	$ 33,405,500
Cash	400,694
Foreign cash (cost $27,942)	28,370
Due from custodian	159,803
Dividends and interest receivable	356,387
Receivable for investments sold	72,003
TOTAL ASSETS	34,422,757

LIABILITIES
Payable for investments purchased	244,330
Investment advisory fees payable	20,035
TOTAL LIABILITIES	264,365
NET ASSETS	$ 34,158,392

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 32,472,020
Distributions in excess of net investment income	(18,501)
Accumulated net realized loss from investments and foreign currency transactions	(31,838)
Net unrealized appreciation of investments and foreign currency translations	1,736,711
NET ASSETS	$ 34,158,392

Net Asset Value Per Share:
Net Assets	$ 34,158,392
Shares of beneficial interest outstanding	1,275,000
Net asset value (Net Assets ÷ Shares Outstanding)	$ 26.79

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2013*

INVESTMENT INCOME
Dividends (net of foreign withholding tax $31,420)	$ 455,628
Interest	298,681
TOTAL INVESTMENT INCOME	754,309

EXPENSES
Investment advisory fees	91,687
Trustees fees and expenses	17,753
TOTAL EXPENSES	109,440

Less: Fees voluntarily reimbursed by the Advisor	(17,753)

NET EXPENSES	91,687
NET INVESTMENT INCOME	662,622

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSLATIONS
Net realized gain on:
In-kind redemptions	204,302
Investments	79,780
Foreign currency transactions	9,782
293,864
Net change in unrealized appreciation (depreciation) of:
Investments	1,736,752
Foreign currency translations	(41)
1,736,711
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	2,030,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,693,197

* The Arrow Dow Jones Global Yield ETF commenced operations on May 2, 2012.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
January 31,
2013 (a)
FROM OPERATIONS
Net investment income	$ 662,622
Net realized gain on investments
and foreign currency transactions	293,864
Net change in unrealized appreciation of investments
and foreign currency translations	1,736,711
Net increase in net assets resulting from operations	2,693,197

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(80,535)
From net investment income	(721,988)
Net decrease in net assets resulting from distributions to shareholders	(802,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	34,187,923
Cost of shares redeemed	(1,920,205)
Net increase in net assets resulting from shares of beneficial interest	32,267,718

TOTAL INCREASE IN NET ASSETS	34,158,392

NET ASSETS
Beginning of Period	-
End of Period*	$ 34,158,392
*Includes distributions in excess of net investment income of:	$ (18,501)

SHARE ACTIVITY
Shares Sold	1,350,000
Shares Redeemed	(75,000)
Net increase in shares of beneficial interest outstanding	1,275,000

(a) The Arrow Dow Jones Global Yield ETF commenced operations on May 2, 2012.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	January 31,
	2013 (1)
Net asset value, beginning of period	$ 25.00

Activity from investment operations:
Net investment income (2)	1.02
Net realized and unrealized
gain on investments	1.85
Total from investment operations	2.87

Less distributions from:
Net investment income	(1.00)
Net realized gains	(0.08)
Total distributions	(1.08)

Net asset value, end of period	$ 26.79

Total return (4)(6)(7)	11.87%

Net assets, at end of period (000s)	$ 34,158

Ratio of gross expenses to average
net assets	0.90%	(3)
Ratio of net expenses to average
net assets	0.75%	(3)
Ratio of net investment income
to average net assets	5.42%	(3)

Portfolio Turnover Rate (5)	46%	(4)

(1)	The Arrow Dow Jones Global Yield ETF shares commenced operations on May 2, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized
(4)	Not Annualized
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation.

(7)

Represents total return based on net asset values per share from commencement of investment operations on May 2, 2012 through January 31, 2013. Total return based on net asset values per share from commencement of trading on the NYSE Arca on May 8, 2012 to January 31, 2013 was 14.05%.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS

January 31, 2013

1.

ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Arrow Dow Jones Global Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,391,704	$ -	$ -	$ 20,391,704
Bonds & Notes	-	13,013,796	-	13,013,796
Total	$ 20,391,704	$ 13,013,796	$ -	$ 33,405,500

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013

recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2013, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $16,420,420 and $8,144,107, respectively.

For the period ended January 31, 2013, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $24,963,868 and $1,853,144, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). On behalf of the Fund, the Trust has entered into agreements with Gemini Fund Services, LLC (“GFS”) to provide administrative and fund accounting services. The Trust has also entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust. Gemini Fund Services, LLC and Northern Lights Distributors, LLC are entities affiliated with NorthStar Financial Services Group, LLC and are affiliated with the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund.  Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, independent Trustee fees and expenses, acquired fund fees and expenses, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.  The Adviser, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets of the Fund.

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

The Fund pays a fee of $2,000 per quarter for the Northern Lights Fund ETF Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Advisor is voluntarily reimbursing the Fund for all Trustee fees until further notice. There is no guarantee that the Advisor will continue this voluntary reimbursement.

5.

CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributors. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”).  Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).  Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$3,170	2.00%*

* The maximum Transaction Fee may be up to 2.0% of the amount invested.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

              The tax character of distributions paid during the period ended January 31, 2013 was as follows:

           As of January 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from security transactions and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for grantor trusts, real estate investment trusts, partnerships and return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $18,423.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains the reclassification of fund distributions and tax adjustments for passive foreign investment companies, real estate investment trusts, partnerships, realized gains on in-kind redemptions, and return of capital distributions, resulted in reclassification for the period ended January 31, 2013 as follows:

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU No. 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013

arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASUs are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Distributions: The Funds’ Board of Trustees declared the following distributions:

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow Dow Jones Global Yield ETF

and the Board of Trustees of Northern Lights ETF Trust

We have audited the accompanying statement of assets and liabilities of Arrow Dow Jones Global Yield ETF, a series of shares of beneficial interest of Northern Lights ETF Trust (the "Fund"), including the portfolio of investments, as of January 31, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period May 2, 2012 (commencement of operations) through January 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013 by correspondence with the custodian and brokers and by other appropriate auditing procedures where responses from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow Dow Jones Global Yield ETF as of January 31, 2013, and the results of its operations, the changes in its net assets and its financial highlights for the period May 2, 2012 through January 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

April 1, 2013

ARROW DOW JONES GLOBAL YIELD ETF

EXPENSE EXAMPLES

January 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 through January 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12– 1/31/13	Expense Ratio During Period** 8/1/12 – 1/31/13
Actual	$1,000.00	$1,115.80	$3.99	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366)

** Annualized.

Arrow Dow Jones Global Yield ETF

SUPPLEMENTAL INFORMATION

January 31, 2013 (Unaudited)

Approval of Advisory Agreement – Arrow Dow Jones Global Yield ETF

In connection with an in-person meeting held on January 19, 2012, the Board of Trustees (the "Board") of Northern Lights ETF Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Arrow Investment Advisors, LLC  (“Arrow” or the "Adviser") and the Trust, on behalf of the Arrow Dow Jones Global Yield ETF (a “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement and proposed services to be provided by the Adviser. These materials included, among other items: (a) information on the Fund’s proposed management fees and operating expenses compared with similar mutual funds; (b) the overall organization of the Adviser; and (c) the financial condition of the Adviser.

In its consideration of the approval of the Advisory Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters evaluated by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The meeting participants then discussed the nature of the Adviser’s operations and the experience of its Fund management personnel, including the Advisor’s research capabilities and trading expertise.  Representatives from the Adviser then explained Arrow’s process for monitoring Fund performance and minimizing tracking error relative to the underlying index.  Based on these considerations and others, the Board was satisfied with the nature and extent of the services that the Adviser proposed to provide to the Fund.

Performance.  In assessing the portfolio management services provided by the Adviser, the Board, including the Independent Trustees, recognized that because the Fund had not yet launched, it had no performance to evaluate but considered the past performance of the mutual funds managed by the Adviser, as well as other information relating to the Adviser’s performance record, including information related to the Adviser’s past experience sub-advising index-based ETFs.  The Board considered, among other things, that the success of the Fund would be based in part on its success tracking the Index and noted Arrow’s prior experience managing the portfolios of index-based ETFs. The Board did consider performance of the applicable index for the Fund.   Based on these considerations and others, the Board determined that the performance of the Fund could benefit from Arrow’s management.

Fees and Expenses.  The Board next considered the proposed advisory fee and total expenses to be paid by the Fund.  The Board reviewed a report provided by the Adviser, showing the advisory fees and total expense ratios of funds it deemed comparable.  The Adviser noted that Arrow charges between 0.75% and 1.00% advisory fee to its existing

Arrow Dow Jones Global Yield ETF

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2013 (Unaudited)

mutual funds and stated the reasons for the different fee level here. The Board evaluated the Fund’s unitary fee through the review of comparative information with respect to fees paid by similar funds – i.e., ETFs and mutual funds that focused on yield production. Based on these considerations and other factors, the Board concluded that the advisory fee of 0.75% of the Fund’s average daily net assets proposed to be charged by the Adviser was fair and reasonable for the services to be provided under the Advisory Agreement.

Profitability.  The Adviser discussed the expected costs of the services it would provide to the Fund. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on financial statements and break even and profitability projections provided by Arrow.  The Board recognized that since the Fund had not yet launched, actual profitability information was unavailable.  The Board further recognized that under the unitary fee proposed, Arrow bore the risk of higher than anticipated expenses being incurred in connection with providing services under the Advisory Agreement.

The Trustees concluded that based on the services provided and the projected growth of the Fund, the fees currently proposed were reasonable and the anticipated profits from the Adviser’s relationship with the Fund would not be excessive.

Economies of Scale.  The Trustees then turned to considerations of economies of scale, including the extent to which economies of scale would be realized if and to the extent the Fund grows and whether the fee levels in the Advisory Agreement reflect these economies of scale..  Given the current size of the Fund and the Adviser’s expectations for the growth of the Fund, the Trustees concluded that any material economies of scale would not be achieved in the near term and, therefore, were not material to their current consideration of the Investment Advisory Agreement but may be material in the future to renewals of the Agreement. The Board intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.  The Board also considered any potential “fall-out” benefits that Arrow might receive because of its relationship with the Fund and concluded that the advisory fee was reasonable taking into account any such benefits.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of Trust counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders, and unanimously approved the Investment Advisory Agreement.

ARROW DOW JONES GLOBAL YIELD ETF

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany Born in 1946	Trustee Since 2012	Founder and President, TTS Consultants, LLC, 2010 – present; Director of Marketing and of Asset Management; Director of Index Licensing, Value Line, 1994 – 2010.	26	Trustee, Northern Lights Fund Trust II; Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors.
Robert S. Andrialis Born in 1944	Trustee Since 2012	President, Secured Growth Quantitative Research, 2011 - Present; Independent Consultant 2010-2011, President & Founder, Mergent, Inc., 1996-2010, Founding Principal, Berwick Capital, 1994-1996; President/CEO, Warren, Gorham & Lamont (subsidiary of The Thomson Corp.), 1989-1993; Senior Executive, Standard & Poors (including Chief Financial Officer, Group Vice President, and Executive Managing Director- U.S. Ratings), 1969-1989.	1	Trustee Emeritus, College of William and Mary Endowment Association; former Trustee, William and Mary Alumni Association (until 1993).
John McClure Born in 1967	Trustee Since 2012	President and Chief Executive Officer, ProfitScore Capital Management, Inc., 2001 – present.	1	Board Member, National Association of Active Investment Managers; Board Member, Charger Blue (nonprofit); Board Member, Hoop Dreams (nonprofit).

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Joseph Barrato** Born in 1965	Trustee Since 2012	Founder and Chief Executive Officer, Arrow Investment Advisor, LLC (registered investment adviser), 2006-present.	1	N/A
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2011

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, Gemcom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2011	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004).	N/A	N/A
Emile R. Molineaux Born in 1962	Secretary Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael J. Wagner Born in 1950	Chief Compliance Officer Since 2011

President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC), 2006 to present; Senior Vice President of Northern Lights Compliance Services, LLC, 2004 to 2006; Vice President of Gemcom, LLC, 2004 to present; President from 2004 to 2006 and Chief Operations Officer from 2003 to 2006 of Gemini Fund Services, LLC.

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** Joseph Barrato is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with the Advisor.

*** The term “Fund Complex” includes the Northern Lights ETF Trust (“NLETF”) and Northern Lights Fund Trust II (“NLFT II”).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

Privacy Notice

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-277-6933
Who we are
Who is providing this notice?	Northern Lights ETF Trust
What we do
How does Northern Lights ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights ETF Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

As of the end of the period covered by this report, ther registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party

A copy of the Code of Ethics is attached as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Andrialis is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $ 8,000

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:       0.00%

Tax Fees:

             0.00%

All Other Fees:

             0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights ETF Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/11/13